Condensed Statements of Cash Flows - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 1,800,354	$ (324,013)	$ (10,861)	$ 1,890,290
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation cost paid by Sponsor in exchange for issuance of Founder Shares			5,000	0
Interest earned on marketable securities held in Trust Account	(5,419,504)	(334,239)	0	(3,399,736)
Change in fair value of Convertible Promissory Notes – Related Party	15,989	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	219,650	(641,671)	(2,049)	(588,834)
Prepaid insurance, long-term	24,469	(318,093)	0	(24,469)
Due from Sponsor	0	10,000
Accrued expenses	372,676	21,800	0	30,348
Deferred legal fee payable	780,000	0	0	160,000
Accrued interest payable	17,139	0
Net cash used in operating activities	(2,189,227)	(1,586,216)	(7,910)	(1,932,401)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	0	(235,750,000)	0	(235,750,000)
Net cash used in investing activities	0	(235,750,000)	0	(235,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Anchor Investor	0	6,221	0	6,221
Proceeds from sale of Units, net of underwriting discounts paid	0	225,400,000	0	225,400,000
Proceeds from sale of Private Placement Warrants	0	13,550,000	0	13,550,000
Proceeds from promissory note – Related Party	0	75	240,554	75
Proceeds from convertible promissory notes— Related Party	2,073,952	0
Repayment of promissory note – Related Party	0	(240,629)	0	(240,629)
Payment of offering costs	(85,000)	(417,146)	(232,654)	(417,146)
Net cash provided by financing activities	1,988,952	238,298,521	7,910	238,298,521
Net Change in Cash	(200,275)	962,305	0	616,120
Cash – Beginning of period	616,120	0	0	0
Cash – End of period	415,845	962,305	0	616,120
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	0	85,000	342,955	85,000
Offering costs paid directly by Sponsor in exchange for the issuance of Class B ordinary shares			20,000	0
Excess fair value of Founder shares attributable to Anchor Investor	0	10,402,810	0	10,402,810
Initial classification of ordinary shares subject to possible redemption	0	235,750,000
Remeasurement of Class A ordinary shares to redemption amount			0	35,290,170
Accretion for Class A ordinary shares to redemption amount	5,419,504	35,624,409	0	3,399,736
Proceeds received from convertible promissory notes in excess of initial fair value	663,271	0
Deferred underwriting fee payable	$ 0	$ 8,050,000	$ 0	$ 8,050,000